LONG-TERM DEBT AND OTHER DEBTS - Schedule of Senior Secured Non-Convertible Debentures Issued as Part of the 2023 Debenture Financing (Details)		3 Months Ended		9 Months Ended
	Jul. 19, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing, net of issuance costs		$ 0	$ 139,090,995	$ 0	$ 139,090,995
Borrowings		292,636,055		292,636,055		$ 224,942,365
Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		2,096,248		2,096,248		8,558,066		$ 13,080,646
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing, net of issuance costs	$ 142,920,845
Borrowings		$ 4,041,036		$ 4,041,036		25,034,073		30,342,059
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	43,662,941
Financing fees	$ 1,919,701
Borrowings, interest rate (as a percent)	0.75%						0.75%
Borrowings, interest rate (as a percent)		150.00%		150.00%
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 41,743,240	$ 49,494,383		$ 49,494,383		44,656,323		41,743,240
Effective interest rate (as a percent)	21.02%						21.02%
Issuance of shares through "at-the-market" equity program (in shares) | shares	258,155
Conversion Option on Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 30,342,059
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	68,915,845						$ 90,900,000
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	44,148,002
Financing fees	$ 1,910,149
Borrowings, interest rate (as a percent)	11.00%						11.00%
Borrowings maturity, term (in years)	30 days
Borrowings, interest rate (as a percent)	100.00%						100.00%
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 42,237,853	47,539,002		47,539,002		44,532,212		42,237,853
Effective interest rate (as a percent)	22.54%						22.54%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 74,005,000
Borrowings, interest rate (as a percent)	13.00%						13.00%
Non-Convertible Debentures, Warrants | Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		$ 3,051,899		$ 3,051,899		$ 18,043,426		$ 24,767,843